Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
BALANCE, Shares (in shares) at Dec. 31, 2013	246,964
BALANCE at Dec. 31, 2013	$ 3	$ 293,474	$ (278,682)	$ 14,795
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			2,896	2,896
Stock-based compensation (in shares)	714
Issuance of common stock, net (in shares)	1,649,321
Issuance of common stock, net	$ 16			53,084
Excess of consideration over acquired assets		(28,246)		(28,246)
Cancellation of fractional shares (in shares)	(1)
BALANCE, Shares (in shares) at Dec. 31, 2014	1,896,998
BALANCE at Dec. 31, 2014	$ 19	318,296	(275,786)	42,529
Cancellation of shares subject to conditional vesting (Note 6) (in shares)	1
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			(8,507)	(8,507)
Stock-based compensation (in shares)	183,000
Cancellation of fractional shares (in shares)	2,103
BALANCE, Shares (in shares) at Dec. 31, 2015	2,077,895
BALANCE at Dec. 31, 2015	$ 21	318,425	(284,293)	34,153
Cancellation of shares subject to conditional vesting (Note 6) (in shares)	(2,103)
Stock-based compensation (Note 13)	$ 2	129		131
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			1,052	1,052
Stock-based compensation (in shares)	68,674
Cancellation of fractional shares (in shares)	(5)
BALANCE, Shares (in shares) at Dec. 31, 2016	5,689,141
BALANCE at Dec. 31, 2016	$ 57		$ (283,241)	45,521
Cancellation of shares subject to conditional vesting (Note 6) (in shares)	5
Stock-based compensation (Note 13)		239		239
Common shares issued in exchange of assumption of Delos Termination Fee (Note 19) (in shares)	1,355,816
Common shares issued in exchange of assumption of Delos Termination Fee (Note 19)	$ 14	3,782		$ 3,796
Issuance of common stock due to exercise of warrants (Note 12) (in shares)	2,186,761			2,186,761
Issuance of common stock due to exercise of warrants (Note 12)	$ 22	6,259		$ 6,281
Deemed dividend for Series B convertible preferred stock’s beneficial conversion feature (Note 21)		(1,403)		(1,403)
Beneficial conversion feature of Series B convertible preferred stock (Note 21)		$ 1,403		$ 1,403